CONCENTRATIONS	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS

6.	CONCENTRATIONS

Customers accounting for more than 10% of revenue in any of the periods presented are summarized as follows (in thousands, except percentages):

	Year Ended December 31,
	2025		2024
Customer A	$2,122	43%	$1,796	41%
Customer B	$658	13%	$494	11%
Customer I	$546	11%	$8	-%

As of December 31, 2025, Customer A, B, F, and H accounted for 29%, 14%, 29%, and 29%, of the accounts receivable, respectively. As of December 31, 2024, Customer A, B, E, and F accounted for 0%, 0%, 48%, and 34% of the accounts receivable balance, respectively.

Concentrations of revenues derived from foreign countries are disclosed in Note 5.

Long-lived assets by geographic areas are as follows (in thousands):

	December 31, 2025	December 31, 2024
United States	$174	$213
Foreign, principally in Europe	9	14
Property and equipment, net	$183	$227